Summary of Significant Accounting Policies - Schedule of Currency Exchange Rate (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
RMB exchange rate [Member]
Schedule of Currency Exchange Rate [Line Items]
Period-end US$	7.119	7.0176	7.296
Period average US$	7.2125	7.2043	7.0533
HK exchange rate [Member]
Schedule of Currency Exchange Rate [Line Items]
Period-end US$	7.7809	7.7693	7.8308
Period average US$	7.7948	7.8127	7.831